Net Loss Per Share (Details) - Schedule of Basic and Diluted Income Loss Per Share (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Basic and Diluted Income Loss Per Share [Abstract]
Diluted weighted average shares outstanding	[1]	3,849,621	3,568,265
Diluted loss per shares	[1]	$ (1.43)	$ (0.53)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED's 1 for 10 reverse stock split, which was effective on January 23, 2023.